Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) tranche	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2022 EUR (€)	[1]	Dec. 31, 2024 USD ($) tranche	Nov. 19, 2019 EUR (€)	Nov. 19, 2019 USD ($)
Details by maturity:
Redemption and repayment	€ 5,247,437	€ 1,351,367		€ 1,207,253
Senior Debt Tranche B Maturing 2027
Financial Liabilities
Debt term	8 years
Number of tranches | tranche	2					2
US Dollars | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 1,516,395					$ 1,575,374		$ 2,500,000
Adjustment to interest rate basis (as a percent)	2.00%					2.00%
Interest rate basis	SOFR
Details by maturity:
Principal amount	€ 1,516,395					$ 1,575,374		$ 2,500,000
US Dollars | Senior Debt Tranche B Maturing 2027 | 1-2 years
Financial Liabilities
Borrowings	8,115					8,431
US Dollars | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Borrowings	1,508,280					$ 1,566,943
Euros | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 856,869						€ 1,360,000
Adjustment to interest rate basis (as a percent)	2.25%					2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount	€ 856,869						€ 1,360,000
Euros | Senior Debt Tranche B Maturing 2027 | 1-2 years
Financial Liabilities
Borrowings	4,582
Euros | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Borrowings	€ 852,287

[1]	Restated figures (Note 2.d)